Derivatives (Primary Risks) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Gross Notional Amount	$ 404,844	$ 415,598
Estimated Fair Value Assets	14,406	13,452
Estimated Fair Value Liabilities	7,049	7,022
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	46,808	42,713
Estimated Fair Value Assets	4,358	3,993
Estimated Fair Value Liabilities	2,074	1,353
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	9,367	11,087
Estimated Fair Value Assets	2,277	2,129
Estimated Fair Value Liabilities	223	412
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	5,528	6,044
Estimated Fair Value Assets	2,215	2,064
Estimated Fair Value Liabilities	12	21
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,154	2,708
Estimated Fair Value Assets	62	65
Estimated Fair Value Liabilities	159	100
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,685	2,335
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	52	291
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	25,956	21,110
Estimated Fair Value Assets	1,813	1,154
Estimated Fair Value Liabilities	1,803	930
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,190	2,560
Estimated Fair Value Assets	487	528
Estimated Fair Value Liabilities	0	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	105	225
Estimated Fair Value Assets	23	63
Estimated Fair Value Liabilities	0	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	23,661	18,325
Estimated Fair Value Assets	1,303	563
Estimated Fair Value Liabilities	1,803	930
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	11,485	10,516
Estimated Fair Value Assets	268	710
Estimated Fair Value Liabilities	48	11
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	3,916	4,097
Estimated Fair Value Assets	63	295
Estimated Fair Value Liabilities	12	11
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member] | Currency options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	7,569	6,419
Estimated Fair Value Assets	205	415
Estimated Fair Value Liabilities	36	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	358,036	372,885
Estimated Fair Value Assets	10,048	9,459
Estimated Fair Value Liabilities	4,975	5,669
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	89,336	93,266
Estimated Fair Value Assets	5,111	4,570
Estimated Fair Value Liabilities	2,247	2,051
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	43	0
Estimated Fair Value Assets	1	0
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors
Derivatives, Fair Value [Line Items]
Gross Notional Amount	23,837	55,645
Estimated Fair Value Assets	311	440
Estimated Fair Value Liabilities	48	199
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	68,928	49,128
Estimated Fair Value Assets	105	145
Estimated Fair Value Liabilities	3	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	5,808	2,707
Estimated Fair Value Assets	4	4
Estimated Fair Value Liabilities	7	9
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	30,234	48,078
Estimated Fair Value Assets	1,177	1,241
Estimated Fair Value Liabilities	30	75
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Synthetic GICs
Derivatives, Fair Value [Line Items]
Gross Notional Amount	4,216	4,298
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	11,081	11,041
Estimated Fair Value Assets	766	447
Estimated Fair Value Liabilities	431	385
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	11,724	13,206
Estimated Fair Value Assets	154	127
Estimated Fair Value Liabilities	220	791
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	930	522
Estimated Fair Value Assets	0	2
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	9,590	8,324
Estimated Fair Value Assets	466	585
Estimated Fair Value Liabilities	189	340
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — purchased
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,870	2,830
Estimated Fair Value Assets	28	8
Estimated Fair Value Liabilities	34	34
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — written
Derivatives, Fair Value [Line Items]
Gross Notional Amount	10,311	10,527
Estimated Fair Value Assets	78	181
Estimated Fair Value Liabilities	13	6
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	7,206	6,073
Estimated Fair Value Assets	63	65
Estimated Fair Value Liabilities	18	2
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity index options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	55,682	39,345
Estimated Fair Value Assets	1,542	1,426
Estimated Fair Value Liabilities	1,041	1,036
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity variance swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	23,437	24,598
Estimated Fair Value Assets	195	196
Estimated Fair Value Liabilities	636	639
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	3,803	3,297
Estimated Fair Value Assets	47	22
Estimated Fair Value Liabilities	$ 58	$ 101